Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Narrative Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Noncontrolling interests	$ 1.2	$ 1.2
Shipping, Handling and Transportation Costs	14.7	17.7	$ 18.2
Allowance for doubtful accounts	2.4	3.1	4.1
Depreciation and amortization	111.5	116.0	119.6
Long-lived asset impairment charges	60.7	59.4	$ 33.6
Intangible Assets, Net (Excluding Goodwill)	3.1	$ 4.0
Change in Expense Due to 100 Basis Point Increase in Assumed Discount Rate on Pension	0.2
Change in Expense Due to 100 Basis Point Decrease in Assumed Discount Rate on Pension	$ 0.3
United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets	5.10%	8.50%
Defined Benefit Plan, Actual Return on Plan Assets as a Percentage	(0.90%)	4.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate Support, Bond Indices	3.94%
Discount Rate Assumption Under AA Median Yield Curve Which Had Been Used Historically	3.80%
Reduction in Projected Benefit Obligation Resulting from Change in Discount Rate Assumption	$ 2.1